Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Large Cap Enhanced Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Class A
Trading Symbol	NMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, communication services and financials sectors were the top three contributors to the Fund’s relative performance during the period.
Allocations
| Sector allocation within consumer staples, materials and energy were the top three contributing sectors to relative performance.
Individual securities
| Securities that contributed to performance relative to the benchmark included Advanced Micro Devices, Inc., Tapestry, Inc., and Intel Corporation. The Fund did not hold Advanced Micro Devices or Intel during the period, both of which underperformed the benchmark.
Top Performance Detractors
Stock selection
| Selections in the consumer staples, industrials and real estate sectors were the largest detractors to the Fund’s relative performance.
Allocations
| Sector allocation within information technology, utilities and communication services were the top three detracting sectors to relative performance.
Individual securities
| Securities that detracted from the Fund’s relative performance included Builders FirstSource, Inc., Qorvo, Inc. and Walmart Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	16.75	16.73	11.94
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 458,540,816
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,602,454
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 458,540,816
Total number of portfolio holdings	108
Management services fees (represents 0.75% of Fund average net assets)	$ 3,602,454
Portfolio turnover for the reporting period	85%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%

Columbia Large Cap Enhanced Core Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Institutional Class
Trading Symbol	NMIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, communication services and financials sectors were the top three contributors to the Fund’s relative performance during the period.
Allocations
| Sector allocation within consumer staples, materials and energy were the top three contributing sectors to relative performance.
Individual securities
| Securities that contributed to performance relative to the benchmark included Advanced Micro Devices, Inc., Tapestry, Inc., and Intel Corporation. The Fund did not hold Advanced Micro Devices or Intel during the period, both of which underperformed the benchmark.
Top Performance Detractors
Stock selection
| Selections in the consumer staples, industrials and real estate sectors were the largest detractors to the Fund’s relative performance.
Allocations
| Sector allocation within information technology, utilities and communication services were the top three detracting sectors to relative performance.
Individual securities
| Securities that detracted from the Fund’s relative performance included Builders FirstSource, Inc., Qorvo, Inc. and Walmart Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	17.06	17.02	12.22
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 458,540,816
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,602,454
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 458,540,816
Total number of portfolio holdings	108
Management services fees (represents 0.75% of Fund average net assets)	$ 3,602,454
Portfolio turnover for the reporting period	85%

Holdings [Text Block]
Graphical Representation
o
f Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%

Columbia Large Cap Enhanced Core Fund-Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Institutional 3 Class
Trading Symbol	CECYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer d
isc
retionary, communication services and financials sectors were the top three contributors to the Fund’s relative performance during the period.
Allocations
| Sector allocation within consumer staples, materials and energy were the top three contributing sectors to relative performance.
Individual securities
| Securities that contributed to performance relative to the benchmark included Advanced Micro Devices, Inc., Tapestry, Inc., and Intel Corporation. The Fund did not hold Advanced Micro Devices or Intel during the period, both of which underperformed the benchmark.
Top Performance Detractors
Stock selection
| Selections in the consumer staples, industrials and real estate sectors were the largest detractors to the Fund’s relative performance.
Allocations
| Sector allocation within information technology, utilities and communication services were the top three detracting sectors to relative performance.
Individual securities
| Securities that detracted from the Fund’s relative performance included Builders FirstSource, Inc., Qorvo, Inc. and Walmart Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	17.21	17.22	12.39
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 458,540,816
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,602,454
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 458,540,816
Total number of portfolio holdings	108
Management services fees (represents 0.75% of Fund average net assets)	$ 3,602,454
Portfolio turnover for the reporting period	85%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fu nd'
s port
fol
io composition is subject to change.
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%

Columbia Large Cap Enhanced Core Fund-Class R
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Class R
Trading Symbol	CCERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, communication services and financials sectors were the top three contributors to the Fund’s relative performance during the period.
Allocations
| Sector allocation within consumer staples, materials and energy were the top three contributing sectors to relative performance.
Individual securities
| Securities that contributed to performance relative to the benchmark included Advanced Micro Devices, Inc., Tapestry, Inc., and Intel Corporation. The Fund did not hold Advanced Micro Devices or Intel during the period, both of which underperformed the benchmark.
Top Performance Detractors
Stock selection
| Selections in the consumer staples, industrials and real estate sectors were the largest detractors to the Fund’s relative performance.
Allocations
| Sector allocation within information technology, utilities and communication services were the top three detracting sectors to relative performance.
Individual securities
| Securities that detracted from the Fund’s relative performance included Builders FirstSource, Inc., Qorvo, Inc. and Walmart Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	16.48	16.44	11.66
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 458,540,816
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,602,454
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 458,540,816
Total number of portfolio holdings	108
Management services fees (represents 0.75% of Fund average net assets)	$ 3,602,454
Portfolio turnover for the reporting period	85%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio
composition is subject to change.
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%

Columbia Large Cap Enhanced Core Fund-Class S
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Class S
Trading Symbol	NMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 24 (a)	0.58% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.58%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, communication services and financials sectors were the top three contributors to the Fund’s relative performance during the period.
Allocations
| Sector allocation within consumer staples, materials and energy were the top three contributing sectors to relative performance.
Individual securities
| Securities that contributed to performance relative to the benchmark included Advanced Micro Devices, Inc., Tapestry, Inc., and Intel Corporation. The Fund did not hold Advanced Micro Devices or Intel during the period, both of which underperformed the benchmark.
Top Performance Detractors
Stock selection
| Selections in the consumer staples, industrials and real estate sectors were the largest detractors to the Fund’s relative performance.
Allocations
| Sector allocation within information technology, utilities and communication services were the top three detracting sectors to relative performance.
Individual securities
| Securities that detracted from the Fund’s relative performance included Builders FirstSource, Inc., Qorvo, Inc. and Walmart Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	16.90	16.76	11.95
S&P 500® Index	18.41	16.85	12.98
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 458,540,816
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,602,454
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 458,540,816
Total number of portfolio holdings	108
Management services fees (represents 0.75% of Fund average net assets)	$ 3,602,454
Portfolio turnover for the reporting period	85%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below
show
the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.9%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
JPMorgan Chase & Co.	2.3%
Visa, Inc., Class A	1.4%
Salesforce, Inc.	1.3%
Broadcom, Inc.	1.3%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.